OPTIMA

GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACTS

ISSUED BY

Variable Account A

OF

KEYPORT BENEFIT LIFE INSURANCE COMPANY

SUPPLEMENT DATED SEPTEMBER 11, 2000

TO

PROSPECTUS DATED MAY 1, 2000

and

JUNE 1, 2000

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This supplement contains information about the Mitchell Hutchins Strategic Income Portfolio.

Effective September 15, 2000, the Fund is no longer available for investment or for transfers into the Fund.

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Client Service Hotline

800-367-3653

Distributed by:

Keyport Financial Services Corp.

125 High Street

Boston, Massachusetts 02110

KBO.SUP(2)	9/00